Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
U.S. federal net operating loss carryovers	$ 0	$ 4,306
Change in the valuation allowance	$ 198,874	$ 64,668